Organization - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Ambitions Enterprise Management Co. L.L.C (“Ambitions”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Nov. 02, 2023
Place of incorporation	Cayman Islands
Ambitions Enterprise Management Co. L.L.C (“Ambitions Dubai”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 26, 2023
Place of incorporation	The United Arab Emirates
Percentage of direct or indirect ownership by the Company	100.00%
Hunter International Travel & Tourism L.L.C (“Hunter”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Oct. 10, 2007
Place of incorporation	The United Arab Emirates
Percentage of direct or indirect ownership by the Company	100.00%
Multiple Events L.L.C (“Multiple”) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	Mar. 16, 2008
Place of incorporation	The United Arab Emirates
Percentage of direct or indirect ownership by the Company	100.00%